Document and Entity Information	Aug. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 29, 2024
Entity Registrant Name	LL Flooring Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33767
Entity Tax Identification Number	27-1310817
Entity Address Address Line 1	4901 Bakers Mill Lane
Entity Address City Or Town	Richmond
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23230
City Area Code	804
Local Phone Number	463-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LL
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001396033